Guarantees, commitments and risks (Tables)	12 Months Ended
Dec. 31, 2025
Guarantees, commitments and risks
Schedule of guarantees
(€ million)	December 31, 2025	December 31, 2024
Associates	6,694	9,063
Joint ventures	1,473	165
Others	634	424
	8,801	9,652

Schedule of commitments and risks
(€ million)	December 31, 2025	December 31, 2024
Commitments	77,006	84,129
Risks	856	1,046
	77,862	85,175

Schedule of expected payments for finance debts and lease liabilities
	Maturity year
(€ million)	2026	2027	2028	2029	2030	2031 and thereafter	Total
December 31, 2025
Financial liabilities	7,982	2,793	5,492	1,944	2,139	7,908	28,258
Lease liabilities	1,250	751	581	478	434	2,241	5,735
Fair value of derivative instruments	827	41	23	14	12	56	973
	10,059	3,585	6,096	2,436	2,585	10,205	34,966
Interest on finance debt	811	699	595	418	360	2,529	5,412
Interest on lease liabilities	302	244	206	176	150	553	1,631
	1,113	943	801	594	510	3,082	7,043
Financial guarantees	4						4

	Maturity year
(€ million)	2025	2026	2027	2028	2029	2030 and thereafter	Total
December 31, 2024
Financial liabilities	8,370	2,410	2,815	5,568	2,018	8,916	30,097
Lease liabilities	1,261	781	663	572	468	2,688	6,433
Fair value of derivative instruments	1,921	31	6	48	4	64	2,074
	11,552	3,222	3,484	6,188	2,490	11,668	38,604
Interest on finance debt	880	705	661	552	369	2,786	5,953
Interest on lease liabilities	336	284	248	212	184	708	1,972
	1,216	989	909	764	553	3,494	7,925
Financial guarantees	1,106						1,106

Schedule of trade and other payables by maturity
	Maturity year
(€ million)	2026	2027 - 2030	2031 and thereafter	Total
December 31, 2025
Trade payables	13,901			13,901
Other payables and advances	6,360	74	111	6,545
	20,261	74	111	20,446

	Maturity year
(€ million)	2025	2026 - 2029	2030 and thereafter	Total
December 31, 2024
Trade payables	15,170			15,170
Other payables and advances	6,922	59	121	7,102
	22,092	59	121	22,272

Schedule of principal contractual obligations
	Maturity year
(€ million)	2026	2027	2028	2029	2030	2031 and thereafter	Total
Decommissioning liabilities (a)	911	748	581	539	565	10,362	13,706
Environmental liabilities	812	563	438	341	319	1,099	3,572
Purchase obligations (b)	16,750	13,397	12,393	11,372	9,068	62,467	125,447
- Gas
. take-or-pay contracts	14,757	12,643	11,756	11,138	8,901	62,230	121,425
. ship-or-pay contracts	632	271	254	225	159	211	1,752
- Other purchase obligations	1,361	483	383	9	8	26	2,270
Other obligations	6	15					21
- Memorandum of intent - Val d’Agri	6	15					21
Total (c)	18,479	14,723	13,412	12,252	9,952	73,928	142,746

(a) Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of production life of fields, well-plugging, removal of the structures and site restoration.

(b) Represents any agreement to purchase goods or services that is enforceable and legally binding. For take-or-pay contracts with Gazprom, please refer to the section "Other commitments and risks".

(c) Expected payments under contractual obligations comprise obligations for site abandonment and restoration costs directly associated with assets held for sale for €404 million.

Schedule of committed projects
	Maturity year
(€ million)	2026	2027	2028	2029	2030	2031 and thereafter	Total
Committed projects	6,250	4,847	3,932	2,871	1,984	304	20,188

Schedule of carrying amount of financial instruments and relevant economic and equity effect

	2025			2024
	Carrying amount	Income (expense) recognized in		Carrying amount	Income (expense) recognized in
(€ million)		Profit and loss account	OCI		Profit and loss account	OCI
Financial instruments at fair value with effects recognized in profit and loss account
Financial assets at fair value through profit or loss (a)	6,991	235		6,797	388
Non-hedging and trading derivatives (b)	(18)	559		(1,119)	(73)
Other investments valued at fair value (c)	1,329	242	(30)	1,395	227	62
Receivables and payables and other assets/liabilities valued at amortized cost
Trade receivables and other (d)	13,216	(18)		17,753	(106)
Financing receivables (e)	4,756	(49)		4,238	233
Securities (a)	63	1		62	1
Trade payables and other (a)	20,446			22,273	(153)
Financing payables (f)	28,502	(296)		30,390	(1,176)
Net assets (liabilities) for hedging derivatives (g)	(83)	(262)	865	7	(95)	(912)

(a) Income or expense were recognized in the profit and loss account within "Finance income (expense)".

(b) In the profit and loss account, economic effects were recognized as income within "Other operating income (loss)" for €641 million (loss for €352 million in 2024) and in the "Finance income (expense)".

(c) Income or expense were recognized in the profit and loss account within "Income (expense) from investments - Dividends".

(d) Income or expense were recognized in the profit and loss account as net impairments within "Net (impairments) reversals of trade and other receivables" for €11 million (net impairments for €168 million in 2024) and as expense within "Finance income (expense)" for €7 million (income for €62 million in 2024), including interest income calculated on the basis of the effective interest rate of €26 million (interest income for €27 million in 2024).

(e) In the profit and loss account, income or expense were recognized as income within "Finance income (expense)", including interest income calculated on the basis of the effective interest rate of €222 million (interest income for €175 million in 2024) and net reversals for €1 million (net impairments for €22 million in 2024).

(f) In the profit and loss account, income or expense were recognized as expense within "Finance income (expense)", including interest expense calculated on the basis of the effective interest rate of €861 million (interest expense for €897 million in 2024).

(g) In the profit and loss account, income or expense were recognized within "Sales from operations", "Purchase, services and other" and “Finance income (expense)".

Schedule of disclosures about offsetting of financial instruments
(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2025
Financial assets
Trade and other receivables	17,017	4,581	12,436
Other current assets	5,076	1,133	3,943
Other non-current assets	2,852	13	2,839
Financial liabilities
Trade and other liabilities	24,842	4,581	20,261
Other current liabilities	5,172	1,133	4,039
Other non-current liabilities	3,403	13	3,390
December 31, 2024
Financial assets
Trade and other receivables	21,330	4,429	16,901
Other current assets	5,182	1,520	3,662
Other non-current assets	4,012	1	4,011
Financial liabilities
Trade and other liabilities	26,521	4,429	22,092
Other current liabilities	6,569	1,520	5,049
Other non-current liabilities	4,450	1	4,449

Interest rate risk and currency risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk - parametric method variance/covariance; holding period: 1 day; confidence level: 99%)

	2025				2024
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	10.29	4.45	7.48	4.45	13.03	3.92	5.95	7.50
Exchange rate (a)	7.99	0.07	2.07	0.43	5.47	0.07	1.65	0.69

(a) Value at Risk deriving from interest and exchange rates exposures includes the following finance departments: Eni Corporate Finance Department and Banque Eni SA.

Commodity price risk
Guarantees, commitments and risks
Schedule of market risk

(Value at risk - Historic simulation method; holding period: 1 day; confidence level: 95%)

	2025				2024
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures - Management Portfolio (a)	34.93	2.79	16.37	2.79	69.66	6.20	24.10	6.32
Trading (b)	1.34	0.30	0.63	0.37	1.74	0.21	0.53	0.31

(a) Refers to Global Gas & LNG Portfolio business area, Power Generation & Marketing, REVT, Plenitude, Eni Trading & Biofuels, Eni Global Energy Markets (commercial portfolio). VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the Balance Sheet year, including all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, during the year the VaR pertaining to GGP, Power G&M, REVT and Plenitude during the year presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b) Cross-commodity proprietary trading, through financial instruments, refers to Eni Trading & Biofuels SpA and Eni Global Energy Markets SpA and Eni Trading & Shipping Inc.

Strategic liquidity risk
Guarantees, commitments and risks
Schedule of market risk

	2025				2024
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - € Portfolio	0.64	0.53	0.58	0.54	0.60	0.20	0.40	0.60

(Sensitivity - Dollar value of 1 basis point - DVBP)

	2025				2024
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity - US dollar Portfolio	0.18	0.12	0.15	0.16	0.20	0.10	0.10	0.10